Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 14,779	$ 22,652	$ 34,280
Cost of sales	(8,578)	(12,871)	(17,607)
Depreciation and production of assets	(736)	(325)	(712)
Gross profit	5,465	9,456	15,961
Other operating income	43	180	289
Research & development expenses	(6,012)	(6,422)	(5,306)
Selling & marketing expenses	(7,355)	(7,929)	(5,772)
General & administrative expenses	(10,673)	(15,789)	(14,232)
Total operating expenses	(23,997)	(29,960)	(25,021)
Operating loss	(18,532)	(20,504)	(9,060)
Non-operating income	1,127	1,918	2,181
Gain on derivative liability	44	214	0
Gain/(loss) on debt extinguishment	0	(233)	0
Interest and amortization of debt discount	(458)	(742)	(150)
Non-operating expenses	(11,079)	(3,670)	(2,826)
Loss from continuing operations before income tax expense	(28,898)	(23,017)	(9,855)
Income tax expense	(9)	(13)	(53)
Income from continuing operations, net	(28,907)	(23,030)	(9,908)
Discontinued operations:
Net sales from discontinued operations	0	1,934	19,412
Cost of sales from discontinued operations	0	(791)	(6,196)
Total operating and non-operating expenses from discontinued operations	0	(1,801)	(19,778)
Income tax recovery from discontinued operations	0	42	205
Gain on disposal of a business, net of tax on disposal	0	31,100	0
Income/(loss) on discontinued operations	0	30,484	(6,357)
Net income/(loss)	(28,907)	7,454	(16,265)
Less: Net income/(loss) attributable to noncontrolling interests	(248)	(733)	13
Net income/(loss) attributable to WISeKey International Holding AG	$ (28,659)	$ 8,187	$ (16,278)
Earnings per share
Earnings from continuing operations per share - Basic	$ (.68)	$ (0.64)	$ (0.29)
Earnings from continuing operations per share - Diluted	(.68)	(0.64)	(0.29)
Earnings from discontinued operations per share - Basic	0	0.84	(0.19)
Earnings from discontinued operations per share - Diluted	0	0.81	(0.19)
Earning per share attributable to WISeKey International Holding AG
Basic	(.67)	0.23	(0.48)
Diluted	$ (.67)	$ 0.23	$ (0.48)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	$ 1,729	$ 516	$ 108
Change in unrealized gains related to available-for-sale debt securities	5,385	0	0
Net gain/(loss) arising during period	1,189	(2,199)	287
Other comprehensive income/(loss)	8,303	(1,683)	395
Comprehensive income/(loss)	(20,604)	5,771	(15,870)
Other comprehensive income/(loss) attributable to noncontrolling interests	(95)	(127)	(23)
Other comprehensive income/(loss) attributable to WISeKey International Holding AG	8,398	(1,556)	418
Comprehensive income/(loss) attributable to noncontrolling interests	(343)	(860)	(10)
Comprehensive income/(loss) attributable to WISeKey International Holding AG	$ (20,269)	$ 6,631	$ (15,860)